UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

September 30, 2005

Shares	Description	Market Value
	COMMON STOCKS - 91.2%

	Consumer Discretionary - 7.1%

163,100	Dow Jones & Company, Inc.	$6,228,789

961,032	Liberty Media Corporation, Class A #	7,736,308

700,000	Viacom Inc., Class B	23,107,000
	Consumer Staples - 4.8%

250,000	Albertson’s, Inc.	6,412,500

249,700	Altria Group, Inc.	18,405,387
	Energy - 13.0%

229,311	Kerr-McGee Corporation	22,268,391

262,000	Nexen, Inc.	12,486,920

524,000	Noble Energy, Inc.	24,575,600

526,300	Warren Resources Inc. #	8,815,525
	Financials - 28.9%

256,000	American Home Mortgage Investment Corp.	7,756,800

376,000	Americredit Corp. #	8,975,120

336,100	Aon Corporation	10,782,088

71,710	Bank of America Corporation	3,018,991

530,000	Countrywide Financial Corporation	17,479,400

330,000	Fannie Mae	14,790,600

532,070	Friedman, Billings, Ramsey Group, Inc., Class A	5,421,793

200,000	The Hartford Financial Services Group, Inc.	15,434,000

450,000	HomeBanc Corp.	3,474,000

418,800	IndyMac Bancorp, Inc.	16,576,104

315,000	JPMorgan Chase & Co.	10,687,950

77,400	Loews Corporation	7,152,534

228,000	MFA Mortgage Investments, Inc.	1,397,640

113,000	MGIC Investment Corporation	7,254,600

61,000	PMA Capital Corporation, Class A #	535,580

191,000	Radian Group Inc.	10,142,100

200,000	Wachovia Corporation	9,518,000
	Healthcare - 2.5%

150,200	Aetna Inc.	12,938,228
	Industrials - 10.5%

225,000	Ingersoll-Rand Company Ltd., Class A	8,601,750

210,000	Lockheed Martin Corporation	12,818,400

285,000	Northrop Grumman Corporation	15,489,750

200,000	Raytheon Company	7,604,000

184,000	York International Corporation	10,316,880
	Information Technology - 13.2%

522,700	Agilent Technologies, Inc. #	17,118,425

1,050,000	Computer Associates International, Inc.	29,200,500

89,000	Comverse Technology, Inc. #	2,338,030

284,900	Freescale Semiconductor, Inc. #	6,669,509

500,000	Mattson Technology, Inc. #	3,755,000

1,890,000	Quantum Corporation #	5,840,100

650,000	SonicWALL, Inc. #	4,127,500
	Materials - 9.5%

520,000	Barrick Gold Corporation	15,106,000

268,500	Bowater Incorporated	7,590,505

330,000	Packaging Corp of America	6,405,300

135,000	POSCO - ADR	7,635,600

398,700	Sappi Limited, Sponsored ADR	4,700,678

190,000	United States Steel Corporation	8,046,500
	Telecommunication Services - 1.7%

380,000	Sprint Corporation	9,036,400

	Total Common Stocks (cost $406,036,818)	475,772,775

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS - 7.9%

$41,495	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $41,506,089 collateralized by $42,920,000 U.S. Treasury Notes, 3.125%, due 10/15/08, valued at $42,329,850	41,495,197

	Total Repurchase Agreements (cost $41,495,197)	41,495,197

	Total Investments (cost $447,532,015) - 99.1%	517,267,972

	Other Assets Less Liabilities - 0.9%	4,931,471

	Net Assets - 100%	$522,199,443

	ADR American Depositary Receipt.

	# Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $447,570,320.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$85,582,682
Depreciation	(15,885,030)

Net unrealized appreciation of investments	$69,697,652

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

September 30, 2005

Shares	Description	Market Value
	COMMON STOCKS - 93.6%

	Consumer Discretionary - 12.6%

3,800	Casey’s General Stores, Inc.	$88,160

2,700	Commercial Vehicle Group Inc. #	56,538

4,000	Fossil Inc. #	72,760

6,300	Gymboree Corporation #	85,932

4,800	Earle M. Jorgensen Company #	45,744

9,000	Quaker Fabric Corporation	24,930
	Consumer Staples - 5.1%

7,200	Del Monte Foods Company #	77,256

4,900	Premium Standard Farms, Inc.	72,618
	Energy - 9.4%

1,900	Denbury Resources Inc. #	95,836

2,600	Range Resources Corporation	100,386

7,200	Stolt Offshore S.A., ADR #	83,376
	Financials - 13.9%

3,300	Anthracite Capital, Inc.	38,214

2,565	The Bancorp, Inc. #	41,014

3,200	Franklin Bank Corporation #	51,680

9,100	HomeBanc Corp.	70,252

1,100	IndyMac Bancorp, Inc.	43,538

4,800	New York Mortgage Trust, Inc.	35,856

4,300	PMA Capital Corporation, Class A #	37,754

900	RAIT Investment Trust	25,650

2,400	Saxon Capital Inc. #	28,440

4,900	Sunset Financial Resources, Inc.	39,445
	Industrials - 19.9%

5,200	General Cable Corporation #	87,360

4,650	Griffon Corporation #	114,390

1,500	Kennametal Inc.	73,560

1,300	Lincoln Electric Holdings Inc.	51,220

2,000	Marten Transport, Ltd. #	50,600

1,200	RBC Bearings Inc. #	19,140

600	Ritchie Bros. Auctioneers Incorporated	26,394

5,300	Sauer-Danfoss, Inc.	106,000

1,100	York International Corporation	61,677
	Information Technology - 8.7%

2,300	Excel Technology, Inc. #	59,087

3,000	Keithley Instruments, Inc.	43,800

9,500	Mattson Technology, Inc. #	71,345

26,800	Quantum Corporation #	82,812
	Materials - 21.0%

1,800	Agrium Inc.	39,546

3,000	Aleris International Inc. #	82,350

2,800	Bowater Incorporated	79,156

4,200	Buckeye Technologies Inc. #	34,104

2,400	Century Aluminum Company #	53,952

5,100	Gibraltar Industries Inc.	116,637

3,000	Glatfelter	42,270

7,100	Sappi Limited, Sponsored ADR	83,709

2,000	Smurfit-Stone Container Corporation #	20,720

5,800	Wausau-Mosinee Paper Corporation	72,558
	Utilities - 3.0%

1,200	Southwestern Energy Company #	88,080

	Total Investments (cost $2,570,225)	2,775,846

	Other Assets Less Liabilities - 6.4%	189,449

	Net Assets - 100%	$2,965,295

	ADR American Depositary Receipt.

	# Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $2,570,225.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$375,467
Depreciation	(169,846)

Net unrealized appreciation of investments	$205,621

Portfolio of Investments (Unaudited)

Nuveen NWQ Global Value Fund

September 30, 2005

Shares	Description	Market Value
	COMMON STOCKS - 85.9%

	Consumer Discretionary - 10.8%

1,350	Dai Nippon Printing Co., Ltd., ADR	$43,200

1,420	Fuji Photo Film Co., Ltd., ADR	47,101

4,400	Liberty Media Corporation, Class A #	35,420

1,320	Makita Corporation, ADR	26,968

2,000	Matsushita Electric Industrial Co., Ltd., ADR	34,220

4,000	Sekisui House, Ltd., ADR	49,120

1,950	Viacom Inc., Class B	64,370

460	Wacoal Corp., ADR	30,268
	Consumer Staples - 9.8%

550	Albertson’s, Inc.	14,108

975	Altria Group, Inc.	71,867

1,060	Associated British Foods PLC, ADR	15,424

1,850	J. Sainsbury plc, Sponsored ADR	36,538

825	Kimberly-Clark Corporation	49,112

4,300	Kirin Brewery Company, Limited, ADR	47,601

2,160	Shiseido Company, Ltd., Sponsored ADR	31,178

1,900	Tyson Foods, Inc., Class A	34,295
	Energy - 8.0%

250	Eni S.p.A., Sponsored ADR	37,025

648	Kerr-McGee Corporation	62,927

1,300	Noble Energy, Inc.	60,970

517	Royal Dutch Shell PLC, Class B, ADR	35,606

790	Suncor Energy, Inc.	47,819
	Financials - 11.9%

1,800	Aegon N.V.	26,820

900	Aon Corporation	28,872

1,100	Citigroup Inc.	50,072

1,500	Countrywide Financial Corporation	49,470

1,150	Fannie Mae	51,543

450	The Hartford Financial Services Group, Inc.	34,727

1,200	JPMorgan Chase & Co.	40,716

350	MGIC Investment Corporation	22,470

400	Radian Group Inc.	21,240

700	Wells Fargo & Company	40,999
	Healthcare - 1.4%

500	Aetna Inc.	43,070
	Industrials - 10.3%

750	Lockheed Martin Corporation	45,780

510	Metso Corporation, ADR	12,980

1,050	Northrop Grumman Corporation	57,068

800	Pitney Bowes Inc.	33,392

700	Raytheon Company	26,614

1,440	TNT NV, ADR	36,130

1,050	Tomkins plc, Sponsored ADR	21,609

950	Tyco International Ltd.	26,458

800	Union Pacific Corporation	57,360
	Information Technology - 8.9%

1,800	Agilent Technologies, Inc. #	58,950

2,250	Computer Associates International, Inc.	62,573

1,700	Microsoft Corporation	43,741

1,750	Motorola, Inc.	38,658

1,180	NEC Electronics Corporation, Unsponsored ADR #	19,470

3,400	Nintendo Limited, ADR	48,620
	Materials - 10.9%

1,410	Alumina Limited, Sponsored ADR	26,635

710	AngloGold Ashanti Limited, ADR	30,132

1,720	Barrick Gold Corporation	49,966

1,190	Falconbridge Limited	31,797

1,020	Impala Platinum Holdings Limited, ADR	29,070

1,100	International Paper Company	32,780

1,180	Koninklijke DSM NV, Sponsored ADR	11,505

880	Lihir Gold Limited, Sponsored ADR #	25,890

1,100	Lonmin PLC, Sponsored ADR	25,080

310	POSCO, ADR	17,534

1,700	Placer Dome Inc	29,155

1,700	Stora Enso Oyj, Sponsored ADR	23,511
	Telecommunication Services - 9.0%

3,080	Chunghwa Telecom Co., Ltd., Sponsored ADR	57,011

2,400	KT Corporation, Sponsored ADR	54,000

1,600	Nippon Telegraph and Telephone Corporation, ADR	39,712

1,600	Sprint Corporation	38,048

1,160	Swisscom AG, Sponsored ADR	38,025

1,840	Telecom Italia S.p.A., Sponsored ADR	50,821
	Utilities - 4.9%

6,750	CLP Holdings Limited, ADR	39,488

1,360	EDP - Energias de Portugal, S.A., Sponsored ADR	37,944

1,660	Korea Electric Power Corporation (KEPCO), Sponsored ADR	29,399

1,810	United Utilities plc, Sponsored ADR	42,402

	Total Investments (cost $2,439,865)	2,634,444

	Other Assets Less Liabilities - 14.1%	433,349

	Net Assets - 100%	$3,067,793

	ADR American Depositary Receipt.

	# Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $2,439,865.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$268,839
Depreciation	(74,260)

Net unrealized appreciation of investments	$194,579

Portfolio of Investments (Unaudited)

Nuveen NWQ Value Opportunities Fund

September 30, 2005

Shares	Description			Market Value
	COMMON STOCKS - 64.8%

	Consumer Discretionary - 0.9%

400	CDW Corporation			$23,568

1,200	Sekisui House, Ltd., Sponsored ADR			14,736
	Consumer Staples - 9.7%

1,300	Albertson’s, Inc.			33,345

1,600	Archer-Daniels-Midland Company			39,456

3,100	ConAgra Foods, Inc.			76,725

1,900	Del Monte Foods Company #			20,387

1,600	The Kroger Co. #			32,944

1,200	Premium Standard Farms, Inc.			17,784

1,900	Sara Lee Corporation			36,005

2,600	Smithfield Foods, Inc. #			77,168

5,000	Tyson Foods, Inc., Class A			90,250
	Energy - 2.4%

132	Kerr-McGee Corporation			12,819

800	Nexen Inc.			38,128

950	Technip SA, ADR			56,478
	Financials - 2.6%

1,700	Aon Corporation			54,536

800	CNA Financial Corporation #			23,896

5,600	MFA Mortgage Investments, Inc.			34,328
	Industrials - 15.0%

5,800	AGCO Corporation #			105,560

100	Alamo Group Inc.			1,982

8,600	Allied Waste Industries, Inc. #			72,670

2,300	Banro Corporation #			17,135

3,500	Central Freight Lines, Inc. #			7,295

1,200	CNH Global N.V.			23,640

300	Komatsu, Ltd., Sponsored ADR			16,368

1,700	Lindsay Manufacturing Company			37,417

3,000	Orbital Sciences Corporation #			37,500

2,800	Shaw Group Inc. #			69,048

2,300	TNT NV, ADR			57,707

1,400	Tecumseh Products Company, Class A			29,960

900	Tennant Company			36,882

2,100	Union Pacific Corporation			150,570
	Information Technology - 5.6%

2,100	Authentidate Holding Corporation #			5,292

1,000	Kyocera Corporation, Sponsored ADR			70,020

24,300	Maxtor Corporation #			106,920

2,300	OSI Systems Inc. #			36,340

700	Tech Data Corporation #			25,697
	Materials - 23.9%

1,900	Alumina Limited, Sponsored ADR			35,891

3,800	AngloGold Ashanti Limited, Sponsored ADR			161,272

5,600	Apex Silver Mines Limited #			87,981

1,800	Barrick Gold Corporation			52,290

35,700	Bema Gold Corporation #			96,033

1,400	Bowater Incorporated			39,578

6,000	Domtar Inc.			38,520

7,300	Eldorado Gold Corporation #			25,915

9,600	Entree Gold Inc. #			15,840

1,200	Falconbridge Limited			32,064

3,800	Gammon Lake Resources Inc. #			30,970

400	Inco Limited			18,940

1,700	Lihir Gold Limited, Sponsored ADR #			50,014

1,200	Lonmin PLC, Sponsored ADR			27,360

3,400	The Mosaic Company #			54,468

1,100	Newmont Mining Corporation			51,887

9,100	Orezone Resources Inc. #			17,112

4,000	Pactiv Corporation #			70,080

3,700	Placer Dome Inc.			63,460

8,400	Rio Narcea Gold Mines Ltd. #			11,760

1,900	Sensient Technologies Corporation			36,005

2,900	Wausau Paper Corp.			36,284
	Telecommunication Services - 0.5%

900	KT Corporation, Sponsored ADR			20,255
	Utilities - 4.2%

800	Alliant Energy Corporation			23,309

500	DTE Energy Company			22,930

1,700	EDP - Energias de Portugal, S.A., Sponsored ADR			47,435

900	IDACORP, Inc			27,117

2,100	Korea Electric Power Corporation ( KEPCO), Sponsored ADR			37,191

1,100	Puget Energy, Inc.			25,833

	Total Common Stocks (cost $2,575,312)			2,848,350

	PREFERRED STOCKS - 0.9%

	Materials - 0.9%

800	Freeport McMoran Copper & Gold, Series II			37,536

	Total Preferred Stocks (cost $34,534)			37,536

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	CONVERTIBLE BONDS - 16.2%

	Consumer Discretionary - 1.2%

$ 117	Lear Corporation, 0.000%, 2/20/22	2/07 at 49.45	BB+	53,089

	Consumer Staples - 1.6%

72	Echostar Communications Corporation, Convertible Subordinated Notes, 5.750%, 5/15/08	5/06 at 101.64	B	71,640
	Healthcare - 2.3%

105	Cephalon Inc., Series A, 0.000%, 6/15/33 (Optional put 6/15/13)	6/08 at 100.25	B-	99,225
	Industrials - 2.6%

34	Allied Waste Industries, Inc., 4.250%, 4/15/34 (Optional put 4/15/11)	4/09 at 100.00	B+	30,005

116	GrafTech International Limited, 1.625%, 1/15/24 (Optional put 1/15/11)	No Opt. Call	B2	84,825
	Information Technology - 8.5%

132	Adaptec Inc., 0.750%, 12/22/23 (Optional put 12/22/08)	12/08 at 100.00	B-	109,395

69	Axcelis Technologies Inc., 4.250%, 1/15/07 (DD, settling 10/03/05)	1/06 at 100.85	NA	68,396

39	FEI Company, Convertible Notes, 5.500%, 8/15/08	8/06 at 100.92	B-	38,951

79	International Rectifier Corporation, Convertible Subordinated Notes, 4.250%, 7/15/07	7/06 at 100.61	B+	76,630

82	TriQuint Semiconductor, Inc., 4.000%, 3/01/07	3/06 at 100.57	N/R	79,848

$ 845	Total Convertible Bonds (cost $703,038)			712,004

	Total Investments (cost $3,312,884) - 81.9%			3,597,890

	Other Assets Less Liabilities - 18.1%			795,042

	Net Assets - 100%			$4,392,932

	ADR American Depositary Receipt.

	# Non-income producing.

*          Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.

           There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

	(DD) Portion of security purchased on a delayed delivery basis.

	N/R Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $3,314,310.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$337,655
Depreciation	(54,075)

Net unrealized appreciation of investments	$283,580

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund

September 30, 2005

Shares	Description	Market Value
	COMMON STOCKS - 97.4%.

	Consumer Discretionary - 12.2%

415,839	Comcast Corporation, Class A #	$12,217,350

140,350	Lowe’s Companies, Inc.	9,038,540

458,300	McDonald’s Corporation	15,348,467

455,600	News Corporation, Class A	7,102,804

150,859	R.R. Donnelley & Sons Company	5,592,343

39,600	Sears Holding Corporation #	4,927,032

237,600	Wal-Mart Stores, Inc.	10,411,632
	Consumer Staples - 6.8%

240,500	Altria Group, Inc.	17,727,255

188,850	Cadbury Schweppes plc, Sponsored ADR	7,691,861

190,550	PepsiCo, Inc.	10,806,091
	Energy - 13.5%

163,218	ConocoPhillips	11,410,570

306,800	Exxon Mobil Corporation	19,494,072

184,000	Halliburton Company	12,607,680

170,975	Marathon Oil Corporation	11,785,307

124,050	Occidental Petroleum Corporation	10,597,592

79,450	Weatherford International Ltd. #	5,455,037
	Financials - 24.0%

209,794	Aon Corporation	6,730,192

522,400	Bank of America Corporation	21,993,040

295,750	The Bank of New York Company, Inc.	8,698,008

115,700	CIT Group Inc.	5,227,326

529,361	Citigroup Inc.	24,096,513

88,100	The Goldman Sachs Group, Inc.	10,711,198

401,150	JPMorgan Chase & Co.	13,611,020

215,900	MBNA Corporation	5,319,776

387,500	The St. Paul Travelers Companies, Inc.	17,387,125

237,450	Wells Fargo & Company	13,907,447
	Healthcare - 8.4%

152,800	Abbott Laboratories	6,478,720

203,300	Eli Lilly and Company	10,880,616

267,800	Norvatis AG, ADR	13,657,800

322,762	Sanofi-Aventis, ADR	13,410,761
	Industrials - 10.8%

146,650	CSX Corporation	6,816,292

209,550	Canadian Pacific Railway Limited	9,002,268

586,250	Cendant Corporation	12,100,200

76,850	Cooper Industries, Ltd., Class A	5,313,409

285,550	Norfolk Southern Corporation	11,581,908

451,600	Tyco International Ltd.	12,577,060
	Information Technology - 9.9%

161,250	Agilent Technologies, Inc #	5,280,938

347,400	Hewlett-Packard Company	10,144,080

172,500	International Business Machines Corporation (IBM)	13,837,950

41,850	Lexmark International, Inc. #	2,554,943

590,750	Microsoft Corporation	15,199,998

253,800	Motorola, Inc.	5,606,442
	Materials - 2.5%

178,150	BASF AG, Sponsored ADR	13,432,510
	Telecommunication Services - 6.0%

675,800	BellSouth Corporation	17,773,540

581,100	Sprint Corporation	13,818,558
	Utilities - 3.3%

52,250	Dominion Resources, Inc.	4,500,815

173,200	Entergy Corporation	12,872,219
	Total Common Stocks (cost $414,762,895)	516,736,305

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS - 3.4%

$17,767	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $17,771,285 collateralized by $18,375,000 U.S. Treasury Notes, 3.125%, due 10/15/08, valued at $18,122,344	17,766,621

	Total Repurchase Agreements (cost $17,766,621)	17,766,621

	Total Investments (cost $432,529,516) - 100.8%	534,502,926

	Other Assets Less Liabilities - (0.8)%	(4,390,021)

	Net Assets - 100%	$530,112,905

	ADR American Depositary Receipt.

	# Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $435,114,039.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$106,256,017
Depreciation	(6,867,130)

Net unrealized appreciation of investments	$99,388,887

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund

September 30, 2005

Shares	Description			Market Value
	COMMON STOCKS - 43.5%

	Consumer Discretionary - 5.4%

28,425	Comcast Corporation, Class A #			$835,127

9,650	Lowe’s Companies Inc.			621,460

31,300	McDonald’s Corporation			1,048,237

31,150	News Corporation, Class A			485,629

10,310	R.R. Donnelley & Sons Company			382,192

2,700	Sears Holding Corporation #			335,934

16,100	Wal-Mart Stores, Inc.			705,502

	Consumer Staples - 3.1%

16,450	Altria Group, Inc.			1,212,529

13,550	Cadbury Schweppes plc, Sponsored ADR			551,892

12,900	PepsiCo, Inc.			731,559

	Energy - 6.0%

11,140	ConocoPhillips			778,797

21,000	Exxon Mobil Corporation			1,334,340

12,650	Halliburton Company			866,778

11,691	Marathon Oil Corporation			805,861

8,500	Occidental Petroleum Corporation			726,155

5,450	Weatherford International Ltd. #			374,197

	Financials - 10.9%

15,100	Aon Corporation			484,408

35,700	Bank of America Corporation			1,502,970

20,150	The Bank of New York Company, Inc.			592,612

7,850	CIT Group Inc.			354,663

36,210	Citigroup Inc.			1,648,279

5,950	The Goldman Sachs Group, Inc.			723,401

27,450	JPMorgan Chase & Co.			931,379

14,600	MBNA Corporation			359,744

26,500	The St. Paul Travelers Companies, Inc.			1,189,055

16,250	Wells Fargo & Company			951,763

	Healthcare - 3.7%

10,400	Abbott Laboratories			440,960

13,700	Eli Lilly and Company			733,224

18,300	Norvatis AG, ADR			933,300

21,892	Sanofi-Aventis, ADR			909,613

	Industrials - 4.8%

14,450	Canadian Pacific Railway Limited			620,772

10,050	CSX Corporation			467,124

40,100	Cendant Corporation			827,664

5,200	Cooper Industries, Ltd., Class A			359,528

19,500	Norfolk Southern Corporation			790,920

30,850	Tyco International Ltd.			859,173

	Information Technology - 4.4%

11,100	Agilent Technologies, Inc. #			363,525

23,850	Hewlett-Packard Company			696,420

11,750	International Business Machines Corporation (IBM)			942,585

2,900	Lexmark International, Inc. #			177,045

40,400	Microsoft Corporation			1,039,492

17,550	Motorola, Inc.			387,680

	Materials - 1.1%

12,200	BASF AG, Sponsored ADR			919,880

	Telecommunication Services - 2.6%

46,200	BellSouth Corporation			1,215,060

39,400	Sprint Corporation			936,932

	Utilities - 1.5%

3,500	Dominion Resources, Inc.			301,490

11,900	Entergy Corporation			884,404

	Total Common Stocks (cost $28,146,027)			35,341,254

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	MUNICIPAL BONDS - 55.9%

	California - 8.6%

$1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 - AMBAC Insured	10/17 at 100.00	AAA	747,860

2,495	Escondido, California, FNMA Multifamily Housing Revenue Refunding Bonds, Morning View Terrace Apartments, Series 1997B, 5.400%, 1/01/27 (Mandatory put 7/01/07)	10/05 at 101.50	AAA	2,536,716

735	Northern California Power Agency, Revenue Bonds, Geothermal Project 3, Series 1993, 5.650%, 7/1/2007	No Opt. Call	BBB+	763,900

250	Orange County, California, Refunding Recovery Bonds, Series 1995A, 6.000%, 6/01/10 - MBIA Insured	No Opt. Call	AAA	281,105

1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12 - MBIA Insured	7/07 at 102.00	AAA	1,579,647

1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 5.700%, 9/01/11	9/09 at 101.00	Baa3	1,055,500

	Colorado - 5.4%

250	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/17	1/15 at 100.00	BBB	258,717

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996B, 5.625%, 11/15/08 (Alternative Minimum Tax) - MBIA Insured	11/06 at 102.00	AAA	1,043,280

1,000	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured	1/09 at 101.00	AAA	1,080,770

2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 - MBIA Insured	No Opt. Call	AAA	387,820

2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A, 0.000%, 1/01/12 - MBIA Insured	No Opt. Call	AAA	1,577,640

	Connecticut - 1.9%

375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	Ba1	377,404

1,135	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 4.875%, 12/01/07	12/06 at 103.00	BBB+	1,165,361

	District of Columbia - 0.5%

255	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured	No Opt. Call	AAA	288,614

130	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.000%, 10/01/21 - AMBAC Insured	10/08 at 101.00	AAA	136,115

	Idaho - 0.5%

365	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative Minimum Tax)	1/07 at 102.00	Aa3	366,905

	Illinois - 4.8%

980	Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds, Series 1979, 7.500%, 8/01/10 - FGIC Insured	No Opt. Call	AAA	1,092,592
	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B:
285	5.125%, 1/01/25 (Pre-refunded to 1/01/06) - FGIC Insured	1/06 at 102.00	AAA	292,339
300	5.125%, 1/01/25 - FGIC Insured	1/06 at 102.00	AAA	307,080

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,500	0.000%, 12/01/24 - FGIC Insured	No Opt. Call	AAA	609,915
1,625	0.000%, 12/01/29 - FGIC Insured	No Opt. Call	AAA	501,963

	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago, Series 1998:
270	5.200%, 8/01/11	8/08 at 100.00	Baa2	279,140
200	5.250%, 8/01/12	8/08 at 100.00	Baa2	206,212
580	5.300%, 8/01/13	8/08 at 100.00	Baa2	596,623

	Indiana - 1.0%

840	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A, 4.625%, 8/15/28 - MBIA Insured	2/08 at 101.00	AAA	840,454

	Louisiana - 0.4%

340	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	359,516

	Maine - 0.3%

255	Winslow, Maine, General Obligation Tax Increment Financing Bonds, Crowe Rope Industries, Series 1997A, 6.000%, 3/01/11 (Alternative Minimum Tax) - MBIA Insured	3/07 at 102.00	AAA	269,081

	Massachusetts - 2.3%

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB	893,115

250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Melrose-Wakefield Healthcare Corporation, Series 1996C, 5.700%, 7/01/08 (Pre-refunded to 7/01/06)	7/06 at 102.00	AAA	260,160

640	Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, Series 1997A, 5.550%, 1/01/17 - MBIA Insured	1/06 at 100.00	AAA	685,318

	Michigan - 0.6%

540	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.000%, 8/15/13	8/08 at 101.00	BB-	519,226

	Minnesota - 0.6%

500	Minnesota, General Obligation Bonds, Series 1998, 5.000%, 11/01/17	11/08 at 100.00	AAA	525,560

	Mississippi - 0.6%

500	Jones County, Mississippi, Hospital Revenue Refunding Bonds, South Central Regional Medical Center, Series 1997, 5.400%, 12/01/11	12/07 at 100.00	BBB+	502,975

	Missouri - 0.4%

1,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 - AMBAC Insured	No Opt. Call	AAA	362,990

	Nevada - 0.1%

95	Nevada Housing Division, Single Family Mortgage Bonds, Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative Minimum Tax)	4/07 at 102.00	Aa3	95,932

	New Hampshire - 1.9%

	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, New Hampshire College, Series 1997:
400	6.200%, 1/01/12 (Pre-refunded to 1/01/07)	1/07 at 102.00	BBB-***	423,384
1,050	6.200%, 1/01/12	1/07 at 102.00	BBB-	1,091,108

	New Jersey - 0.4%

285	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32	6/12 at 100.00	BBB	298,042

	New York - 8.7%

1,000	City University of New York, Certificates of Participation Refunding, John Jay College of Criminal Justice, Series 1995A, 6.000%, 8/15/06	No Opt. Call	AA-	1,026,910

360	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 6.000%, 4/15/09 (Pre-refunded to 4/15/07)	4/07 at 101.00	A+***	379,976

130	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/06 at 101.50	A+	135,565

	New York City, New York, General Obligation Bonds, Fiscal Series 1998D:
300	5.500%, 8/01/10 (Pre-refunded to 8/01/07)	8/07 at 101.00	A+***	316,377
700	5.500%, 8/01/10	8/07 at 101.00	A+	733,110

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 - FGIC Insured	2/15 at 100.00	AAA	534,390

285	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 6.250%, 4/01/06	No Opt. Call	AA-	289,623

435	New York State Urban Development Corporation, Special Project Revenue Bonds, Cornell Center Grant, Series 1993, 5.900%, 1/01/07	1/06 at 100.00	AA-	435,996

1,430	New York State Urban Development Corporation, Service Contract Revenue Bonds, Youth Facilities, Series 1997, 6.500%, 4/01/07	No Opt. Call	AAA	1,501,171

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
1,000	5.500%, 6/01/15	6/10 at 100.00	AA-	1,079,380
500	5.500%, 6/01/16	6/11 at 100.00	AA-	547,360

	North Carolina - 1.8%

1,270	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%, 1/1/2010	No Opt. Call	AAA	1,476,426

	Ohio - 1.3%

1,000	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/08 at 101.00	BBB	1,028,630

	Oklahoma - 1.9%

470	Edmond Public Works Authority, Oklahoma, Utility System Revenue Refunding Bonds, Series 1999, 5.600%, 7/01/19 - AMBAC Insured	7/09 at 100.00	AAA	506,030

1,000	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center, Series 1995D, 6.000%, 8/15/07 - AMBAC Insured	No Opt. Call	AAA	1,051,360

	Oregon - 0.6%

495	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)	1/14 at 100.00	Aa2	514,919

	Rhode Island - 1.0%

760	Providence, Rhode Island, General Obligation Bonds, Series 1997A, 6.000%, 7/15/09 (Pre-refunded to 7/15/07) - FSA Insured	7/07 at 101.00	AAA	806,580

	South Carolina - 3.1%

1,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded to 12/01/12)	12/12 at 101.00	AA-***	1,152,240

500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/20 - MBIA Insured	8/14 at 100.00	AAA	539,690

775	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB	830,808

	Texas - 3.5%

2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)	11/08 at 100.00	Aa3	2,044,360

1,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/30 - MBIA Insured	No Opt. Call	AAA	284,230

630	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/30 - AMBAC Insured	No Opt. Call	AAA	186,908

250	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 1996, 5.700%, 7/01/09 (Alternative Minimum Tax) - FGIC Insured	7/06 at 101.00	AAA	256,795

70	Texas Department of Housing, Single Family Mortgage Revenue Bonds, Series 1996E, 5.750%, 3/01/10 - MBIA Insured	9/06 at 102.00	AAA	72,524

	Utah - 0.3%

200	Utah State Board of Regents, Student Loan Revenue Bonds, Series 1995N, 6.000%, 5/01/08 (Alternative Minimum Tax) - AMBAC Insured	11/05 at 102.00	AAA	204,366

	Virginia - 0.3%

250	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Refunding Bonds, Inova Health System, Series 1998A, 5.000%, 8/15/25	2/08 at 101.00	AA+	254,488

	Washington - 2.6%

465	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004, 5.000%, 9/01/22 - FGIC Insured	9/14 at 100.00	AAA	489,766

715	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	792,885

800	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1996A, 5.700%, 7/01/09 - AMBAC Insured	7/06 at 102.00	AAA	831,752

	Wisconsin - 0.5%

400	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.375%, 6/01/32	6/12 at 100.00	BBB	434,969

$49,495	Total Municipal Bonds (cost $43,703,635)			45,399,663

	Total Investments (cost $71,849,662) - 99.4%			80,740,917

	Other Assets Less Liabilities - 0.6%			479,443

	Net Assets - 100%			$81,220,360

	ADR American Depositary Receipt.

	# Non-income producing.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call
	provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

	*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities
	which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to
	AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $71,987,646.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$9,220,005
Depreciation	(466,734)

Net unrealized appreciation of investments	$8,753,271

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund

September 30, 2005

Shares	Description	Market Value
	COMMON STOCKS - 60.0%

	Consumer Discretionary - 7.3%

26,720	Comcast Corporation, Class A #	$785,034

9,450	Lowe’s Companies, Inc.	608,580

30,100	McDonald’s Corporation	1,008,049

31,150	News Corporation, Class A	485,629

10,102	R.R. Donnelley & Sons Company	374,481

2,700	Sears Holding Corporation #	335,934

15,550	Wal-Mart Stores, Inc.	681,401

	Consumer Staples - 4.2%

16,350	Altria Group, Inc.	1,205,158

11,750	Cadbury Schweppes plc, Sponsored ADR	478,578

13,450	PepsiCo, Inc.	762,750

	Energy - 8.3%

10,860	ConocoPhillips	759,223

20,600	Exxon Mobil Corporation	1,308,924

12,000	Halliburton Company	822,240

11,543	Marathon Oil Corporation	795,659

8,750	Occidental Petroleum Corporation	747,513

5,300	Weatherford International Ltd. #	363,898

	Financials - 14.6%

14,599	Aon Corporation	468,336

34,100	Bank of America Corporation	1,435,610

19,550	The Bank of New York Company, Inc.	574,966

7,600	CIT Group Inc.	343,368

34,774	Citigroup Inc.	1,582,912

5,750	The Goldman Sachs Group, Inc.	699,085

27,300	JPMorgan Chase & Co.	926,289

14,750	MBNA Corporation	363,440

25,600	The St. Paul Travelers Companies, Inc.	1,148,672

15,700	Wells Fargo & Company	919,549

	Healthcare - 5.5%

10,350	Abbott Laboratories	438,840

16,700	Eli Lilly and Company	893,784

18,050	Norvatis AG, ADR	920,550

22,953	Sanofi-Aventis, ADR	953,697

	Industrials - 6.7%

15,000	Canadian Pacific Railway Limited	644,400

40,300	Cendant Corporation	831,792

5,000	Cooper Industries, Ltd., Class A	345,700

10,100	CSX Corporation	469,448

19,200	Norfolk Southern Corporation	778,752

29,950	Tyco International Ltd.	834,108

	Information Technology - 6.1%

10,550	Agilent Technologies, Inc. #	345,513

40,000	Microsoft Corporation	1,029,200

18,100	Motorola, Inc.	399,829

23,200	Hewlett-Packard Company	677,440

11,750	International Business Machines Corporation (IBM)	942,585

2,800	Lexmark International, Inc. #	170,940

	Materials - 1.6%

12,250	BASF AG, Sponsored ADR	923,650

	Telecommunication Services - 3.7%

46,300	BellSouth Corporation	1,217,690

40,600	Sprint Corporation	965,468

	Utilities - 2.0%

3,650	Dominion Resources, Inc.	314,411

11,800	Entergy Corporation	876,973

	Total Common Stocks - (cost $27,932,483)	34,960,048

Principal Amount (000)	Description	Market Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.2%

	U.S. Treasury Bonds - 9.5%

$2,435	7.250%, 5/15/16	3,013,028

1,025	7.250%, 8/15/22	1,339,547

980	6.000%, 2/15/26	1,156,094

	U.S. Treasury Notes - 26.7%

3,915	7.000%, 7/15/06	4,001,866

3,575	3.125%, 1/31/07	3,528,361

4,000	4.750%, 11/15/08	4,065,471

3,730	5.750%, 8/15/10	3,979,298

$19,660	Total U.S. Government and Agency Obligations (cost $20,231,019)	21,083,665
	REPURCHASE AGREEMENTS - 4.2%

$2,463	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $2,463,704 collateralized by $2,550,000 U.S. Treasury Notes, 3.125%, due 10/15/08, valued at $2,514,938	2,463,057

	Total Repurchase Agreements (cost $2,463,057)	2,463,057

	Total Investments (cost $50,626,559) - 100.4%	58,506,770

	Other Assets Less Liabilities - (0.4)%	(239,952)

	Net Assets - 100%	$58,266,818

	ADR American Depositary Receipt.

	# Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $51,154,040.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$7,987,012
Depreciation	(634,282)

Net unrealized appreciation of investments	$7,352,730

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Investment Trust

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	November 29, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	November 29, 2005